Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited)	6 Months Ended
	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 MYR (RM) RM / shares shares
Profit Before Income Tax [Abstract]
Revenue	RM 44,463,195	$ 9,525,310	RM 15,931,394
Revenue – related party			5,443,238
Total revenue	44,463,195	9,525,310	21,374,632
Other income	1,054,906	225,992	109,802
Fair value adjustment on financial assets measured at fair value through profit and loss			1,679,842
Cost of services	(6,049,234)	(1,295,922)	(2,216,929)
Depreciation	(274,425)	(58,790)	(11,203)
Directors’ fees	(5,435,664)	(1,164,477)	(141,000)
Employee benefits expenses	(7,770,225)	(1,664,608)	(4,807,371)
Impairment allowance on trade receivables			(183,546)
Rental expenses	(149,951)	(32,124)	(156,673)
Legal and professional fees	(1,473,823)	(315,736)	(117,377)
Finance cost	(15,875)	(3,401)	(8,685)
Other operating expenses	(3,668,557)	(785,912)	(1,474,666)
Profit before income tax	20,680,347	4,430,332	14,046,826
Income tax expense	(626,143)	(134,138)	(283,648)
Profit for the period	20,054,204	4,296,194	13,763,178
Other comprehensive income (loss):
Exchange differences on translating foreign operations	1,272,834	272,678
Fair value adjustment on financial assets measured at fair value through other comprehensive income			(4,199,770)
Total comprehensive income for the period	21,327,038	4,568,872	9,563,408
Profit attributable to:
Equity owners of the Company	21,203,387	4,542,382	13,568,156
Non-controlling interests	(1,149,183)	(246,188)	195,022
Total	20,054,204	4,296,194	13,763,178
Total comprehensive income attributable to:
Equity owners of the Company	22,476,221	4,815,060	9,368,386
Non-controlling interests	(1,149,183)	(246,188)	195,022
Total comprehensive income/(loss) for the year	RM 21,327,038	$ 4,568,872	RM 9,563,408
Earnings per share - Basic and diluted (in Ringgits per share and Dollars per share) | (per share)	RM 0.55	$ 0.12	RM 0.4
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	36,292,259	36,292,259	33,636,100
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	36,292,259	36,292,259	33,636,100